Loss per Share	6 Months Ended
Sep. 30, 2024
Earnings per share [Abstract]
Loss per Share [Text Block]

18. Loss per Share

Income per common share represents net income for the year divided by the weighted average number of common shares outstanding during the period.

Diluted income per share is calculated by dividing the applicable net income by the sum of the weighted average number of common shares outstanding and all additional common shares that would have been outstanding if potentially dilutive common shares had been issued during the period.

	Three months ended September 30, 2024	Three months ended September 30, 2023
Basic weighted average number of common shares outstanding	118,593,637	85,052,418
Diluted weighted average common shares outstanding	118,593,637	85,052,418

	Six months ended September 30, 2024	Six months ended September 30, 2023
Basic weighted average number of common shares outstanding	114,664,155	84,614,638
Diluted weighted average common shares outstanding	114,664,155	84,614,638